CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenues	$ 49,202	$ 33,062	$ 23,478
Distribution expenses	6,685	4,252	4,519
Development expenses	7,452	6,877	5,782
Selling and marketing expenses	1,483	1,981	1,457
General and administrative expenses	7,496	4,957	4,948
Initial public offering expenses	2,796
Depreciation and amortization	11,657	9,685	7,759
Total operating expenses	37,569	27,752	24,465
Profit (loss) from operations	11,633	5,310	(987)
Interest expenses with respect to funding from related parties	4,343	3,792	2,309
Finance income	(21)	(53)
Finance expenses	747	382	195
Profit (loss) before income taxes expenses	6,564	1,189	(3,491)
Income taxes expenses	(1,443)	(1,243)	(586)
Profit (loss) after income taxes expenses	5,121	(54)	(4,077)
The Company's share in gains (losses) of the Joint Venture	1,393	(3,924)	(1,898)
Net and total comprehensive income (loss)	$ 6,514	$ (3,978)	$ (5,975)
Net income (loss) per common share outstanding, basic ($)	$ 0.29	$ (0.18)	$ (0.27)
Net income (loss) per common share outstanding, diluted ($)	$ 0.27	$ (0.18)	$ (0.27)
Weighted average number of common shares outstanding, basic	22,329,281	21,983,757	21,983,757
Weighted average number of common shares outstanding, diluted	23,898,477	21,983,757	21,983,757